October 31, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:  Hartford Life Insurance Company Separate Account Eleven (“Registrant”)

333-72042                                       HV-5795 - PremierSolutions Standard (Series A)

333-72042                                       HV-6775 - PremierSolutions Cornerstone (Series II)

333-72042                                       HV-6779 - PremierSolutions Standard (Series A-II)

333-151805                               HV-6776 - Premier InnovationsSM

333-151805                               HV-6777 - Hartford 403(b) Cornerstone Innovations

333-151805                               HV-6778 - Premier InnovationsSM (Series II)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on October 11, 2016.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 562-7138.

Very truly yours,

/s/ Sadie R. Gordon

Sadie R. Gordon, Assistant Vice President and Counsel,

Massachusetts Mutual Life Insurance Company